Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	Thousands of Euros
	31/12/2021	31/12/2020
Current deposits	—	134,875
Cash in hand and at banks	655,493	444,772
Total cash and cash equivalents recognized in the balance sheet	655,493	579,647
Restricted cash	2,020,118	—
Total cash and cash equivalents recognized in the statement of cash flows	2,675,611	579,647